Principal accounting policies - Summary of Intangible assets (Detail)	12 Months Ended
Dec. 31, 2021
Acquisition Intangibles Assets [Member] | Licence fees [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	Term of licence
Acquisition Intangibles Assets [Member] | Customer relationships and distribution rights [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4 years
Acquisition Intangibles Assets [Member] | Customer relationships and distribution rights [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10 years
Acquisition Intangibles Assets [Member] | Patents, technology and know-how [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10 years
Acquisition Intangibles Assets [Member] | Patents, technology and know-how [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16 years
Acquisition Intangibles Assets [Member] | Trade names [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	8 years
Acquisition Intangibles Assets [Member] | Trade names [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11 years
Others Intangible Assets [Member] | Software [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3 years
Others Intangible Assets [Member] | Software [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10 years
Others Intangible Assets [Member] | Internally developed technology [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3 years
Others Intangible Assets [Member] | Internally developed technology [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16 years
Others Intangible Assets [Member] | Patents and licences [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2 years
Others Intangible Assets [Member] | Patents and licences [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3 years